INVENTORY	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORY
INVENTORY

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Raw materials	$68	$55
Finished goods	74	61
Operating and maintenance supplies	82	69
	$224	$185

At year-end, the provision to reflect inventories at the lower of cost and net realizable value was $14 million (December 31, 2016 – $10 million). The change in inventory provision of $4 million (2016 – $nil) has been recognized in loss on disposal of assets on the statement of earnings.